Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	MACQUARIE ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001969995
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2024
Prospectus Date	rr_ProspectusDate	Jul. 12, 2024
Macquarie Focused Emerging Markets Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Macquarie Focused Emerging Markets Equity ETF
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Macquarie Focused Emerging Markets Equity ETF seeks to long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Macquarie Focused Emerging Markets Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of emerging markets issuers. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries and may invest in companies of any size. The Fund defines emerging market countries to include those currently considered to be developing by the World Bank, the United Nations, or the countries' governments. These countries are typically located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America and Africa. The Fund will primarily invest in countries included in the MSCI Emerging Markets Index. The Fund may invest significantly in the Asia-Pacific region, which consists of Hong Kong, the People’s Republic of China, Republic of Korea, Taiwan, and India, among other countries.

Although the Fund invests primarily in companies from countries considered to be emerging markets, the Fund may also invest in companies that are not in emerging countries: (1) if the Fund’s investment manager, Delaware Management Company (“Manager”) believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Fund.

The Manager’s investment process revolves around identifying durable companies trading at discounts to their intrinsic value through a bottom-up, fundamental analysis of individual companies. The Manager views durability of a company through two lenses: (1) competition, which includes understanding what drives a company’s competitiveness, the quality and uniqueness of its key assets, and how the company compares to its industry peers globally; and (2) evolution, which looks at how the company is positioned and what factors may change in the future that could present opportunities and risks for the company. Combining these two approaches, the Manager seeks to identify companies that it believes are competitively well-placed to capture long-term growth opportunities, while demonstrating resilience during challenging economic and market cycles. The Manager's assessment of individual companies may result in the Fund investing over 25% of its total assets in the securities of issuers located in the same country or sector (typically, the information technology and/or the financials sector).

The Manager assesses the intrinsic value of a company through a variety of valuation methods which may include discounted cash flow, replacement cost (the estimate of present day cost of replaying a company's asset with similar ones at the existing market price), private market transaction (the value at which someone would pay in an arms-length transaction to purchase a business), and multiples analysis, which is the comparison of financial ratios of market value to various operating metrics in comparison to other publicly traded companies. The Manager also performs scenario analysis, where it estimates changes in the value of a company based on various changing scenarios, to assess a company's upside and downside potential.

From time to time, the Fund may invest a significant amount of its assets in a particular country, such as the People's Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund's holdings and investment strategy.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Macquarie Focused Emerging Markets Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of emerging markets issuers. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk [Text Block]	rr_RiskTextBlock

Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

Risk Closing [Text Block]	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Macquarie Focused Emerging Markets Equity ETF performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at etf.macquarie.com or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, it has no performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-469-9911
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etf.macquarie.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Macquarie Focused Emerging Markets Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Macquarie Focused Emerging Markets Equity ETF | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Focused Emerging Markets Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may not be appropriate for all investors.
Macquarie Focused Emerging Markets Equity ETF | Market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Macquarie Focused Emerging Markets Equity ETF | Active management and selection risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Macquarie Focused Emerging Markets Equity ETF | Foreign and emerging markets risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards or auditing and financial recordkeeping standards. Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.

The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Macquarie Focused Emerging Markets Equity ETF | ETF risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to
NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.
•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange Nasdaq Stock Market, LLC ("NASDAQ" or the "Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.
•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Macquarie Focused Emerging Markets Equity ETF | Company size risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Macquarie Focused Emerging Markets Equity ETF | Liquidity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Macquarie Focused Emerging Markets Equity ETF | Industry and sector risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.

Macquarie Focused Emerging Markets Equity ETF | Government and regulatory risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Macquarie Focused Emerging Markets Equity ETF | Information technology sector risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information technology sector risk — The risk that the value of a fund's shares will be affected by factors particular to the information technology and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Macquarie Focused Emerging Markets Equity ETF | Financials sector risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Macquarie Focused Emerging Markets Equity ETF | Geographic focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties. Chinese-based operating companies sometimes rely on variable interest entity (VIE) structures (typically offshore entities that enter into contractual arrangements with the China-based company) to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. Under a VIE structure, the Fund will own shares of the offshore entity and typically have little or no ability to influence the China-based operating company through proxy voting or other means because it is not an owner or shareholder of the China-based operating company. There is no guarantee that the Chinese government or a Chinese regulator will not otherwise interfere with the operation of VIE structures, which could adversely affect the Chinese operating company's performance, the enforceability of the offshore entity's contractual arrangements with the Chinese operating company and the value of the offshore entity's shares.

Macquarie Focused Emerging Markets Equity ETF | Limited number of securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Macquarie Focused Emerging Markets Equity ETF | Growth stock risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Macquarie Focused Emerging Markets Equity ETF | Nondiversification risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Macquarie Focused Emerging Markets Equity ETF | New fund risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New fund risk — The Fund is a newly organized, non-diversified management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (the “Board) may determine to liquidate the Fund.

Macquarie Focused Emerging Markets Equity ETF | Macquarie Focused Emerging Markets Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMEQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271

[1]	Other expenses are based on estimated amounts for the current fiscal year.